Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2026
Long-Term Debt [Abstract]
Long-Term Debt
The amount of long-term debt shown in the accompanying unaudited condensed consolidated balance sheets of December 31, 2025 and June 30, 2026, is analyzed as follows:
	Period Ended
Loan facilities	December 31, 2025	June 30, 2026
$50.0 Million Term Loan Facility (a)	50,000,000	25,800,000
€5.0 Million Term Loan	4,705,240	3,992,380
€16.2 Million Term Loan	15,155,723	14,302,977
€1.72 Million Term Loan	1,736,708	1,636,714
Total long-term debt	$71,597,671	$45,732,071
Less: Deferred financing costs	(967,454)	(451,183)
Total long-term debt, net of deferred finance costs	$70,630,217	$45,280,888

Presented:
Current portion of long-term debt	$5,886,012	$4,058,990
Less: Current portion of deferred finance costs	(248,392)	(131,682)
Current portion of long-term debt, net of deferred finance costs	$5,637,620	$3,927,308

Non-Current portion of long-term debt	65,711,659	41,673,081
Less: Non-Current portion of deferred finance costs	(719,062)	(319,501)
Non-Current portion of long-term debt, net of deferred finance costs	$64,992,597	$41,353,580

Annual Principal Payments
The annual principal payments for the Company’s outstanding debt arrangements as of June 30, 2026, required to be made after the balance sheet date, are as follows:
Twelve-month period ending June 30,	Amount
2027	$4,313,054
2028	4,313,054
2029	4,313,054
2030	3,742,714
2031 and thereafter	30,769,519
Total long-term debt	$47,451,395
Less: unamortized debt discount	(1,719,324)
Less: current portion of long-term debt	(4,058,990)
Long-term debt, non-current	$41,673,081

Schedule of Financial Liabilities
The amount of financial liabilities shown in the accompanying unaudited condensed consolidated balance sheets of December 31, 2025 and June 30, 2026, is analyzed as follows:
	Period Ended
Financial Liabilities	December 31, 2025	June 30, 2026
M/V Magic Thunder Sale and Leaseback	$13,981,920	$13,150,180
M/V Magic Perseus Sale and Leaseback	—	14,896,634
Total long-term financial liabilities	$13,981,920	$28,046,814
Less: Deferred financing costs	(386,160)	(754,371)
Total long‐term financial liabilities, net of deferred finance costs	$13,595,760	$27,292,443

Presented:
Current portion of long-term financial liabilities	$1,668,050	$3,086,440
Less: Current portion of deferred finance costs	(119,060)	(217,901)
Current portion of long‐term financial liabilities, net of deferred finance costs	$1,548,990	$2,868,539

Non-Current portion of long‐term financial liabilities	12,313,870	24,960,374
Less: Non-Current portion of deferred finance costs	(267,100)	(536,470)
Non-Current portion of long‐term financial liabilities, net of deferred finance costs	$12,046,770	$24,423,904

Annual Financial Liabilities
As of June 30, 2026, and throughout the term of the leases, the Company has annual financial liabilities as shown in the table below:

Twelve-month period ending June 30,	Amount
2027	$3,086,440
2028	3,094,896
2029	3,086,440
2030	3,086,440
2031 and thereafter	15,692,598
Total long-term financial liabilities	$28,046,814